Share-Based Payments - Other Programs - Additional Information (Detail) - shares shares in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	6 months
Vesting acceleration of stock options and restricted stock units	0.0	0.1
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years